INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
	Year ended December 31,
	2020	2021	2022

Domestic loss	$(12,643)	$(113,339)	$(167,606)
Foreign income	12,254	22,010	30,588

	$(389)	$(91,329)	$(137,018)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2021	2022
Deferred tax assets:

Carry-forwards losses and credits	$42,202	$48,824
Capital losses carry-forwards	96	89
Research and development expenses	11,848	16,367
Deferred revenues	11,005	12,343
Intangible assets	7,730	9,063
Share-based compensation	15,046	21,024
Operating lease liability	1,088	5,691
Accruals and other	4,638	12,224

Gross deferred tax assets before valuation allowance	93,653	125,625

Less: Valuation allowance	20,614	21,741

Total deferred tax assets	$73,039	$103,884

Deferred tax liabilities:

Intangible assets	$2,189	$2,892
Convertible senior notes	6,946	6
Deferred commission	14,969	21,885
Operating lease ROU asset	827	5,417
Property and equipment and other	941	875

Gross deferred tax liabilities	$25,872	$31,075

Net deferred tax assets	$47,167	$72,809

Schedule of Income Taxes
	Year ended December 31,
	2020	2021	2022

Current	$7,357	$4,589	$8,980
Deferred	(1,988)	(11,972)	(15,630)

	$5,369	$(7,383)	$(6,650)
	Year ended December 31,
	2020	2021	2022

Domestic	$(1,431)	$(12,171)	$(19,716)
Foreign	6,800	4,788	13,066

	$5,369	$(7,383)	$(6,650)

Schedule of Reconciliation of Income Taxes
	Year ended December 31,
	2020	2021	2022

Loss before income taxes	$(389)	$(91,329)	$(137,018)

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical tax benefit	(89)	(21,006)	(31,514)

Excess tax benefits related to share-based compensation	(3,645)	(4,424)	(1,817)
Non-deductible expenses	3,054	3,988	6,325
Intra-entity intellectual property transfer	5,036	-	-
Valuation allowance	-	1,896	1,538
Unrecognized tax benefits	(322)	(1,638)	(1,914)
Foreign and preferred enterprise tax rates differential	1,714	12,171	18,450
Impact of CARES Act	(683)	-	-
Prior years and others	304	1,630	2,282

Income tax expense (tax benefit)	$5,369	$(7,383)	$(6,650)

Schedule of Unrecognized Tax Benefits
	Year ended December 31,
	2020	2021	2022

Opening balance	$3,728	$4,633	$3,870
Decrease related to settlements with taxing authorities	(796)	(2,382)	(2,353)
Increase related to prior year tax positions	74	976	429
Decrease related to expiration of statutes of limitations	(92)	-	-
Increase related to current year tax positions	1,719	643	859

Closing balance	$4,633	$3,870	$2,805